Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position
Common unitholders - units issued	14,985,000	6,735,000
Common unitholders - units outstanding	14,985,000	6,735,000
Subordinated unitholders - units issued	14,985,000	14,985,000
Subordinated unitholders - units outstanding	14,985,000	14,985,000
General Partner unitholders - units issued	30,000	30,000
General Partner unitholders - units outstanding	30,000	30,000